Note 5 - Note Payable: Amounts Recorded in Other Expense (Details) - USD ($)	1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 21, 2018	Aug. 31, 2018	Feb. 23, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Stock Issued During Period, Value, Other							$ 640,962
Other Expenses					$ 113,623
Pacific Leaf Ventures Lp
Royalty Expense				$ 1,530,000	1,530,000	$ 269,818
Royalty Buyout Payment						2,309,818
Extinguishment of Debt, Amount					(20,075)
Other Expenses			$ 250,000	$ 3,100,000	3,045,925	510,000
Share Payment2 | Pacific Leaf Ventures Lp
Stock Issued During Period, Value, Other	$ 95,000				36,000
Short Term Promissory Note 4 | Pacific Leaf Ventures Lp
Promissory notes					$ 500,000
Cash Payment 1 | Pacific Leaf Ventures Lp
Royalty Expense		$ 1,500,000				269,818
Royalty Buyout Payment		$ 1,000,000				1,269,818
Other Expenses						$ 250,000